VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Automobiles & Components : 1.1%
Harley-Davidson, Inc. 2,353 $ 70,896
Underline
Banks : 1.5%
US Bancorp 2,027 96,951
Underline
Capital Goods : 6.3%
Allegion plc 1,240 162,043
Masco Corp. 2,174 157,767
Otis Worldwide Corp. 822 76,125
395,935
Commercial & Professional Services : 5.2%
Equifax, Inc. 632 161,065
TransUnion 1,821 168,824
329,889
Consumer Discretionary Distribution &
Retail : 2.5%
Etsy, Inc. * 1,380 72,988
Lowe's Companies, Inc. 355 87,614
160,602
Consumer Durables & Apparel : 2.3%
NIKE, Inc. 1,032 78,091
Polaris, Inc. 1,249 71,967
150,058
Consumer Services : 2.5%
Yum! Brands, Inc. 1,163 156,028
Underline
Consumer Staples Distribution & Retail : 1.4%
Sysco Corp. 1,120 85,635
Underline
Financial Services : 13.1%
Blackrock, Inc. 102 104,561
CME Group, Inc. 413 95,911
Intercontinental Exchange, Inc. 583 86,873
Jack Henry & Associates, Inc. 490 85,897
MarketAxess Holdings, Inc. 347 78,436
Mastercard, Inc. 177 93,203
Northern Trust Corp. 975 99,938
State Street Corp. 1,107 108,652
T Rowe Price Group, Inc. 676 76,449
829,920
Food, Beverage & Tobacco : 8.3%
Brown-Forman Corp. 1,809 68,706
Constellation Brands, Inc. 657 145,197
Mondelez International, Inc. 1,289 76,992
PepsiCo, Inc. 1,012 153,885
The Campbell's Company 1,893 79,279
524,059
Health Care Equipment & Services : 5.1%
GE HealthCare Technologies,
Inc. 984 76,929
Veeva Systems, Inc. * 790 166,098
Zimmer Biomet Holdings, Inc. 761 80,384
323,411
Number
of Shares Value
Household & Personal Products : 2.5%
Clorox Co. 494 $ 80,231
Estee Lauder Cos, Inc. 1,002 75,130
Number
of Shares Value
Household & Personal Products (continued)
$ 155,361
Materials : 3.6%
Air Products and Chemicals,
Inc. 282 81,791
International Flavors &
Fragrances, Inc. 1,752 148,132
229,923
Media & Entertainment : 6.3%
Alphabet, Inc. 839 158,823
Comcast Corp. 2,085 78,250
Walt Disney Co. 1,497 166,691
403,764
Pharmaceuticals, Biotechnology & Life
Sciences : 14.2%
Agilent Technologies, Inc. 598 80,335
Amgen, Inc. 265 69,070
Bio-Rad Laboratories, Inc. * 238 78,185
Danaher Corp. 346 79,424
Gilead Sciences, Inc. 881 81,378
Merck & Co., Inc. 816 81,176
Pfizer, Inc. 3,226 85,586
Thermo Fisher Scientific, Inc. 290 150,867
Waters Corp. * 267 99,052
West Pharmaceutical Services,
Inc. 256 83,855
888,928
Real Estate Management & Development :
1.1%
CoStar Group, Inc. * 1,005 71,948
Underline
Semiconductors & Semiconductor
Equipment : 8.6%
Analog Devices, Inc. 375 79,673
Applied Materials, Inc. 476 77,412
KLA Corp. 125 78,765
Microchip Technology, Inc. 1,323 75,874
Monolithic Power Systems, Inc. 130 76,921
NXP Semiconductors NV 370 76,905
Teradyne, Inc. 677 85,248
550,798
Software & Services : 14.2%
Adobe, Inc. * 319 141,853
Autodesk, Inc. * 351 103,745
Microsoft Corp. 181 76,292
Palo Alto Networks, Inc. * 485 88,251
Salesforce, Inc. 330 110,329
ServiceNow, Inc. * 108 114,493
Tyler Technologies, Inc. * 294 169,531
Workday, Inc. * 374 96,503
900,997
Total Common Stocks
(Cost: $5,929,075) 6,325,103
Total Investments: 99.8%
(Cost: $5,929,075) 6,325,103
Other assets less liabilities: 0.2% 13,643
NET ASSETS: 100.0% $ 6,338,746

VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
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Footnotes:
* Non-income producing